Convertible Debt (Details 2) - $ / shares		6 Months Ended	9 Months Ended
	Apr. 11, 2023	Apr. 11, 2023	Sep. 30, 2023
EB CD [member]
Statement [Line Items]
Conversion price	$ 41	$ 41	$ 41
Share price	$ 6.09		$ 2.15
Risk-free interest rate	4.70%		5.54%
Expected dividend yield	0.00%		0.00%
Expected term	10 months 13 days		4 months 24 days
Interest rate	10.00%		10.00%
Warrant exercise price	$ 60		$ 60
Expected volatility	135.00%		90.00%
Convertible [member]
Statement [Line Items]
Conversion price	$ 4.40	4.40	$ 4.40
Share price	$ 6.09	$ 6.09	$ 2.15
Risk-free interest rate	3.89%		5.06%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	2 years 4 months 20 days		1 year 11 months 1 day
Interest rate	7.00%		7.00%
Expected volatility	105.00%		115.00%